VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

May 29, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Voya Funds Trust
(File Nos. 333-59745; 811-08895)
Voya Separate Portfolios Trust
(File Nos. 333-141111; 811-22025)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendments No. 82 and 48 (each an “Amendment,” and collectively, “Amendments”), to the Registration Statements of Voya Funds Trust and Voya Separate Portfolios Trust (each a “Registrant, and collectively, the “Registrants”), respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended, and shall become effective on July 31, 2015.

The Registrants are filing the Amendments for the purpose of updating the Prospectuses and the related Statements of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act. In addition, Voya Funds Trust is filing Amendment No. 82 to register a new share class, Class R6 shares, for Voya Floating Rate Fund and Voya Strategic Income Opportunities Fund; and Voya Separate Portfolios Trust is filing Amendment No. 48 to register two new share classes, Class A and Class I shares, for Voya Securitized Credit Fund.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Voya Investments, LLC

Elizabeth J. Reza
Ropes & Gray LLP